INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Schedule Of Income Before Taxes

	Years Ended December 31,
	2025	2024	2023
U.S.	$373	$1,442	$1,652
Non-U.S.	5,103	4,802	4,539
Total Income before taxes	$5,476	$6,244	$6,191

Schedule Of Tax Expense (Benefit)
Tax expense consists of:

	Years Ended December 31,
	2025	2024	2023
Current
U.S. Federal	$49	$478	$13
U.S. State	27	57	22
Non-U.S.	914	943	1,038
Total current tax expense	990	1,478	1,073
Deferred
U.S. Federal	10	(209)	58
U.S. State	(54)	(23)	17
Non-U.S.	62	3	114
Total deferred tax expense (benefit)	18	(229)	189
Total Tax expense	$1,008	$1,249	$1,262

Schedule Of Effective income tax rate reconciliation
The U.S. federal statutory income tax rate is reconciled to the effective income tax rate as follows:

	December 31, 2025
	Amount	Percent
U.S. federal statutory income tax rate	1,150	21.0
State and local income taxes, net of federal income tax effect[1]	(45)	(0.8)
Foreign tax effects
Puerto Rico
Statutory tax rate difference between Puerto Rico and United States	124	2.3
Preferential tax rate	(252)	(4.6)
Other	54	1.0
Switzerland
Statutory tax rate difference between Switzerland and United States	(278)	(5.1)
Subnational tax effects	144	2.6
Other	(23)	(0.4)
Other foreign jurisdictions	265	4.9
Effect of cross-border tax laws
Global intangible low-taxed income	153	2.8
Other	(82)	(1.5)
Tax credits
Research and development tax credits	(214)	(3.9)
Other	(3)	(0.1)
Changes in valuation allowance	129	2.4
Nontaxable or nondeductible items
Impairment losses	164	3.0
Indemnification termination gain	(168)	(3.1)
Other	4	0.1
Changes in unrecognized tax benefits	(24)	(0.4)
Other adjustments
Outside basis differences	(71)	(1.3)
Other	(19)	(0.5)
Effective income tax rate	$1,008	18.4%

1	State taxes in Arizona and Illinois made up the majority (greater than 50 percent) of the tax effect in this category.
The U.S. federal statutory income tax rate is reconciled to the effective income tax rate as follows:

	Years Ended December 31,
	2024	2023
U.S. federal statutory income tax rate	21.0%	21.0%
Taxes on non-U.S. earnings[1,2,3]	(0.7)	(2.4)
U.S. state income taxes[1]	0.6	0.2
Reserves for tax contingencies	1.6	3.9
Employee stock compensation	(0.7)	(0.3)
Restructuring[4]	(0.3)	—
U.S. federal tax credits	(2.2)	(1.7)
U.S. valuation allowance[4]	1.0	(0.1)
All other items—net	(0.3)	(0.2)
Effective income tax rate	20.0%	20.4%

1	Net of changes in valuation allowance.
2	Includes U.S. taxes on non-U.S. earnings, net of foreign tax credits.
3	2023 includes (4.2)% deferred tax benefit resulting from a non-U.S. legislative change, offset by 4.2% deferred tax expense resulting from a full valuation allowance.
4	2024 includes (1.0)% deferred tax benefit resulting from an outside basis difference in assets held for sale, offset by 1.0% deferred tax expense resulting from a full valuation allowance.

Schedule Of Deferred Tax Assets (Liabilities)
The tax effects of temporary differences and tax carryforwards which give rise to future income tax benefits and payables are as follows:

Deferred tax assets	December 31,
	2025	2024
Postretirement benefits other than pensions	$45	$50
Asbestos and environmental	189	373
Capitalized research and development	917	946
Employee compensation and benefits	104	130
Lease liabilities	212	228
Other accruals and reserves	389	375
Net operating losses	650	618
Capital loss carryover and outside basis differences	544	467
Tax credit carryforwards and other attributes	648	269
Gross deferred tax assets	3,698	3,456
Valuation allowance	(1,374)	(1,253)
Total deferred tax assets	2,324	2,203
Deferred tax liabilities
Deferred revenue	(175)	(244)
Pension	(1,339)	(1,481)
Property, plant and equipment	(351)	(212)
Right-of-use asset	(198)	(198)
Intangibles	(886)	(654)
Unremitted earnings of foreign subsidiaries	(482)	(488)
Other asset basis differences	(271)	(272)
Total deferred tax liabilities	(3,702)	(3,549)
Net deferred tax liability[1]	$(1,378)	$(1,346)

1
As of December 31, 2025, Net deferred tax liability excludes $136 million of deferred tax assets that are included in Assets held for sale in the Consolidated Balance Sheet. As of December 31, 2024, Net deferred tax liability excludes $124 million of deferred tax liabilities that are included in Liabilities held for sale in the Consolidated Balance Sheet. Refer to Note 2 Acquisitions, Divestitures, and Discontinued Operations.

Summary of Operating Loss Carryforwards
As of December 31, 2025, the Company's net operating loss, capital loss, tax credit carryforwards, and other attributes were as follows:

Jurisdiction	Net Operating and Capital Loss Carryforwards	Tax Credit Carryforwards and Other Attributes
U.S. Federal	$697	$72
U.S. State	267	21
Non-U.S.	3,611	223
Total	$4,575	$316

Summary of Tax Credit Carryforwards
As of December 31, 2025, the Company's net operating loss, capital loss, tax credit carryforwards, and other attributes were as follows:

Jurisdiction	Net Operating and Capital Loss Carryforwards	Tax Credit Carryforwards and Other Attributes
U.S. Federal	$697	$72
U.S. State	267	21
Non-U.S.	3,611	223
Total	$4,575	$316

Summary of Capital Loss Carryforwards
As of December 31, 2025, the Company's net operating loss, capital loss, tax credit carryforwards, and other attributes were as follows:

Jurisdiction	Net Operating and Capital Loss Carryforwards	Tax Credit Carryforwards and Other Attributes
U.S. Federal	$697	$72
U.S. State	267	21
Non-U.S.	3,611	223
Total	$4,575	$316

Schedule of Unrecognized Tax Benefits Roll Forward
The table below summarizes the Company's change in unrecognized tax benefits for the years ended December 31, 2025, 2024, and 2023:

	Years Ended December 31,
	2025	2024	2023
Change in unrecognized tax benefits
Balance at beginning of year	$1,201	$1,215	$1,077
Gross increases related to current period tax positions	30	64	89
Gross increases related to prior periods tax positions	99	12	181
Gross decreases related to prior periods tax positions	(2)	(17)	—
Decrease related to resolutions of audits with tax authorities	(91)	(31)	(132)
Expiration of the statute of limitations for the assessment of taxes	(44)	(9)	(3)
Foreign currency translation	45	(33)	3
Balance at end of year	$1,238	$1,201	$1,215

Summary of Income Tax Examinations
The following table summarizes tax years that remain subject to examination by major tax jurisdictions as of December 31, 2025:

Jurisdiction	Open Tax Years
	Examination in progress	Examination not yet initiated
U.S. Federal	2017-2021	2022-2025
U.S. State	2013-2024	2025
Canada	2018-2021	2022-2025
China	2013-2024	2025
Germany	2017-2020	2021-2025
India	2006-2020	2021-2025
Malaysia	2019-2023	2024-2025
Puerto Rico	N/A	2020-2025
Switzerland	N/A	2020-2025
United Kingdom	2013-2023	2024-2025

Supplemental Cash Flow Information
The amounts of cash taxes paid by the Company for continuing and discontinued operations are as follows:

December 31, 2025
Federal	$658
State	42
Foreign
Canada	105
China	156
Switzerland	224
All other foreign	613
Income taxes paid, net of refunds	$1,798

	Years Ended December 31,
	2025	2024	2023
Net payments for repositioning and other charges
Severance and exit cost payments	$(153)	$(189)	$(280)
Environmental payments	(175)	(221)	(196)
Reimbursement receipts	105	140	140
Insurance receipts for asbestos-related liabilities	17	24	39
Insurance receivables settlements, write-offs, and other	—	9	26
Asbestos-related liability payments	(172)	(233)	(174)
Total net payments for repositioning and other charges	$(378)	$(470)	$(445)
Interest paid, net of amounts capitalized[1]	$1,300	$869	$649
Income taxes paid, net of refunds[1]	1,798	1,689	1,581
Non-cash investing and financing activities
Common stock contributed to savings plans[1]	276	225	216

1	Amounts include both continuing and discontinued operations.